Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Added amendment
Entity Registrant Name	MONETIVA INC.
Entity Central Index Key	0001681309
Entity Tax Identification Number	81-3495101
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	23615 El Toro Rd., Suite X327
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92630
City Area Code	310
Local Phone Number	600-0377
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true